Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Muhlenkamp Fund
Shareholder Report [Line Items]
Fund Name	Muhlenkamp Fund
Class Name	Muhlenkamp Fund
Trading Symbol	MUHLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Muhlenkamp Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://muhlenkamp.com/. You can also request this information by contacting us at 1-800-860-3863.
Additional Information Phone Number	1-800-860-3863
Additional Information Website	https://muhlenkamp.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Muhlenkamp Fund	$127	1.20%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
On average during the year the Fund was overweight Industrials, Health Care, Energy, Financials, and Materials and underweight Information Technology, Consumer Discretionary, Communication Services, Consumer Staples, Utilities, and Real Estate relative to the sector weighting of our benchmark, the S&P 500 Index. On average during the year the Fund held 10.74% cash.
The total underperformance of 14.07% is due to both stock selection and asset allocation. Stock selection resulted in 3.88% of relative underperformance and asset allocation generated the remaining 10.19% of relative underperformance. In plain English, our overweight in Energy, which performed poorly during the year, and cash hurt our performance relative to the S&P 500 Index as did our underweight in Communication Services and Information Technology, which were the two best performing sectors during the year.
Options were not employed by the Fund this year. At year end, the Fund held three foreign based companies: Agnico Eagle Mines LTD (AEM) based in Canada, and Tencent Holdings ADR (TCEHY) and JD.Com (JD), both based in China.
Economically, 2024 was benign. U.S. CPI inflation was between 2.4% and 3.5% during the year. Real GDP growth was 1.6% in the first quarter, 3.2% in the second quarter, and 3.1% in the third quarter (fourth quarter numbers have not yet been released). U-3 unemployment numbers began the year at 3.7% and rose to 4.2% by November 30, 2024. The rising unemployment and acceptable inflation numbers prompted the Federal Reserve to cut the Federal Funds Rate by 0.50% in September and an additional 0.25% in both November and December. The Federal Reserve also continued to reduce its balance sheet with assets falling by 10.4% over the course of the year, ending at $6.886 trillion.
While we’ve discussed our sector weightings relative to the S&P 500, we remind you that we do not make buy and sell decisions that way. We buy companies when we think we are getting good value for the price and sell them when we believe that’s no longer true—either because the price appreciated to reflect the value we saw or because our expectations of the business are not being met and the value we perceived isn’t there. We are certainly aware of our sector weightings but don’t manage to them. We pay attention to our exposure to underlying risks and we carefully manage those. We find that sector diversification is not a good proxy for risk diversification, and we are far more interested in the latter than the former.
Top Contributors - Broadcom, Inc., MasTec, Inc., Kirby Corp.
Top Detractors - Schlumberger, Ltd., Microchip Technology, Inc., Transocean Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Muhlenkamp Fund	10.95	13.42	7.16
S&P 500 TR	25.02	14.53	13.10
CONSUMER PRICE INDEX-CPI - UNADJUSTED IDX	2.89	4.20	3.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://muhlenkamp.com/ for more recent performance information. Visit https://muhlenkamp.com/ for more recent performance information.
Net Assets	$ 235,493,038
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 2,316,217
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$235,493,038
Number of Holdings	28
Net Advisory Fee	$2,316,217
Portfolio Turnover	9%

Holdings [Text Block]

Top Sectors	(%) of net assets
Industrials	18.1%
Energy	16.7%
Financials	13.7%
Materials	12.2%
Health Care	10.1%
Information Technology	9.2%
Consumer Discretionary	5.9%
Communication Services	4.3%
Cash & Other	9.8%

Top 10 Issuers	(%) of net assets
First American Government Obligations Fund	9.9%
McKesson Corp.	6.6%
Rush Enterprises, Inc.	6.5%
EQT Corp.	5.6%
Berkshire Hathaway, Inc.	4.9%
NMI Holdings, Inc.	4.7%
BGC Group, Inc.	4.2%
Apple, Inc.	3.8%
MasTec, Inc.	3.7%
Microsoft Corp.	3.6%

Industry	(%) of net assets
Health Care Providers & Services	10.1%
Metals & Mining	9.7%
Trading Companies & Distributors	9.4%
Oil, Gas & Consumable Fuels	8.8%
Household Durables	5.0%
Diversified Financial Services	4.8%
Thrifts & Mortgage Finance	4.7%
Energy Equipment & Services	4.3%
Capital Markets	4.2%
Cash & Other	39.0%

Updated Prospectus Web Address	https://muhlenkamp.com/